Disclosure of detailed information about general and administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Wages, benefits and consulting	$ 7,797	$ 7,228
Office, rent and administration	546	445
Professional and legal	1,557	1,500
Share-based payments	1,418	536
Travel, marketing, investor relations and regulatory	1,204	1,225
Corporate reorganization	13	1,585
Other	55	19
Total	$ 12,590	$ 12,538